Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Summary of Useful Lives of Property and Equipment

The useful lives of property and equipment are as follows:

Internal-use software development costs	4 years
Servers	3 - 6 years
Office equipment	3 - 5 years
Leasehold improvements	5 years or remaining lease term (1)
Furniture and fixtures	4 - 8 years
Vehicles	8 - 10 years
Software	3 years
Other assets	4 years

(1)	Including renewal options

Property and equipment consisted of the following (in thousands):

	As of December 31,
	2019	2018
Internal-use software development costs	$1,470	$1,440
Servers (1)	1,629	1,170
Office equipment	1,153	965
Leasehold improvements	616	222
Furniture and fixtures	388	189
Assets-in-progress (2)	665	108
Vehicles	23	49
Software	4	4
Other assets	91	103

Total property and equipment	6,039	4,250
Less: accumulated depreciation and amortization	2,646	1,909

Total property and equipment, net	$3,393	$2,341

(1)

Including equipment under capital leases with gross amount of $288,000 and accumulated depreciation of $78,000 as of December 31, 2019 (gross amount of $94,000 and accumulated depreciation of $31,000 as of December 31, 2018).

(2)	Assets-in progress amounting to $665,000 as of December 31, 2019 include: (i) internal-use software development costs in-progress for $546,000; and (ii) software in-progress for $119,000.

Summary of Amortization Expense	The amortization expense was allocated as follows (in thousands):

	Year Ended December 31,
	2019	2018
Cost of revenue	$302	$315
Research and development	53	56

Total	$355	$371